DEFERRED TAX ASSETS AND LIABILITIES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		¥ 66	¥ 2,920
Deferred tax assets, As of Ending			66
Provision Of Allowance [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		2,143	3,772
(Credited)/charged to the statement of profit or loss during the year		(2,136)	(1,629)
Deferred tax assets, As of Ending	$ 1	7	2,143
Significant Financing Component Of The Contract With Customers [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		540	1,238
(Credited)/charged to the statement of profit or loss during the year		(478)	(698)
Deferred tax assets, As of Ending	9	62	540
Leases Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		454	614
(Credited)/charged to the statement of profit or loss during the year		(35)	(160)
Deferred tax assets, As of Ending	61	419	454
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		154
(Credited)/charged to the statement of profit or loss during the year		(154)	154
Deferred tax assets, As of Ending			154
Total Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		3,291	5,624
(Credited)/charged to the statement of profit or loss during the year		(2,803)	(2,333)
Deferred tax assets, As of Ending	$ 71	¥ 488	¥ 3,291